Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,083,835.12

Principal:
Principal Collections	$24,353,155.77
Prepayments in Full	$17,388,064.76
Liquidation Proceeds	$176,036.43
Recoveries	$1,910.86
Sub Total	$41,919,167.82
Collections	$46,003,002.94

Purchase Amounts:
Purchase Amounts Related to Principal	$122,425.28
Purchase Amounts Related to Interest	$571.66
Sub Total	$122,996.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,125,999.88

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$46,125,999.88
Servicing Fee	$894,529.94	$894,529.94	$0.00	$0.00	$45,231,469.94
Interest - Class A-1 Notes	$2,204.79	$2,204.79	$0.00	$0.00	$45,229,265.15
Interest - Class A-2 Notes	$131,511.67	$131,511.67	$0.00	$0.00	$45,097,753.48
Interest - Class A-3 Notes	$192,820.83	$192,820.83	$0.00	$0.00	$44,904,932.65
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$44,835,480.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,835,480.15
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$44,797,654.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,797,654.73
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$44,767,836.73
Third Priority Principal Payment	$20,234,923.55	$20,234,923.55	$0.00	$0.00	$24,532,913.18
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$24,492,132.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,492,132.68
Regular Principal Payment	$35,011,248.19	$24,492,132.68	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$46,125,999.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$20,234,923.55
Regular Principal Payment					$24,492,132.68
Total					$44,727,056.23
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$12,802,000.22	$41.69	$2,204.79	$0.01	$12,804,205.01	$41.70
Class A-2 Notes	$31,925,056.01	$76.87	$131,511.67	$0.32	$32,056,567.68	$77.19
Class A-3 Notes	$0.00	$0.00	$192,820.83	$0.46	$192,820.83	$0.46
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$44,727,056.23	$33.33	$504,413.71	$0.38	$45,231,469.94	$33.71

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$12,802,000.22	0.0416867	$0.00	0.0000000
Class A-2 Notes	$415,300,000.00	1.0000000	$383,374,943.99	0.9231277
Class A-3 Notes	$420,700,000.00	1.0000000	$420,700,000.00	1.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$1,047,742,000.22	0.7807085	$1,003,014,943.99	0.7473808

Pool Information
Weighted Average APR	4.401%	4.388%
Weighted Average Remaining Term	51.35	50.53
Number of Receivables Outstanding	50,604	49,262
Pool Balance	$1,073,435,930.77	$1,031,218,740.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,042,203,811.04	$1,001,197,076.67
Pool Factor	0.7931363	0.7619431

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$15,468,281.10
Yield Supplement Overcollateralization Amount	$30,021,663.40
Targeted Overcollateralization Amount	$38,722,911.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,203,796.08

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		137	$177,508.46
(Recoveries)		7	$1,910.86
Net Losses for Current Collection Period			$175,597.60
Cumulative Net Losses Last Collection Period			$491,389.40
Cumulative Net Losses for all Collection Periods			$666,987.00

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.20%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.00%	458	$10,278,010.22
61-90 Days Delinquent	0.06%	29	$637,481.09
91-120 Days Delinquent	0.02%	5	$165,124.20
Over 120 Days Delinquent	0.01%	3	$70,935.60
Total Delinquent Receivables	1.08%	495	$11,151,551.11

Repossession Inventory:
Repossessed in the Current Collection Period		29	$736,992.61
Total Repossessed Inventory		40	$1,062,382.04

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2253%
Preceding Collection Period			0.1848%
Current Collection Period			0.2002%
Three Month Average			0.2034%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0655%
Preceding Collection Period			0.0593%
Current Collection Period			0.0751%
Three Month Average			0.0666%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer